Organization and Principal Activities	12 Months Ended
Sep. 30, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

WORK Medical Technology Group LTD (the “Company”, “Work Cayman” or “WORK”) was incorporated under the law of the Cayman Islands on March 1, 2022 as an exempted company with limited liability. The Company, together with its subsidiaries (collectively, the “Group”), is engaged in manufacturing and selling medical consumables through its wholly owned subsidiaries in the People’s Republic of China (the “PRC” or “China”). The Company’s Ordinary Shares began trading on the Nasdaq Capital Market under theticker symbol “WOK” on August 23, 2024, and on August 26, 2024, the Company completed its initial public offering of 2,000,000 Ordinary Shares at a price of $4.00 per share (the “IPO”). On August 28, 2024, the underwriter for the IPO exercised its over-allotment option in part to purchase 91,942 Ordinary Shares at a price of $4.00.

History of the Group and Reorganization

The Company conducts its operations through its PRC subsidiary Hangzhou Shanyou Medical Equipment Co., Ltd. (“Hangzhou Shanyou”) and its subsidiaries.

In preparation for its initial public offering, the Group completed a reorganization on May 6, 2022 (the “Reorganization”), which involved the following steps:

●	on November 10, 2021, Work (Hangzhou) Medical Treatment Technology Co., Ltd. (“Work Hangzhou”) was established by Baiming Yu and his spouse, Liwei Zhang, who were the ultimate shareholders of Work Hangzhou;

●	on January 17, 2022, Hangzhou Shanyou newly issued 95% of equity interest to Work Hangzhou. The remaining shareholders of Hangzhou Shanyou are Baiming Yu, with 3.35% of equity interest, and Liwei Zhang, with 1.65% of equity interest;

●	on March 1, 2022, Work Cayman was incorporated and (indirectly) issued Ordinary Shares at par value $1.00 per share to certain founding shareholders. Baiming Yu (“LWY GROUP LTD”) and Liwei Zhang (“ZLW GROUP LTD”), who, following transfer of the initial one subscriber share from Tricor Services (Cayman Islands) Limited to LWY GROUP LTD, indirectly held a 50% and 5% equity interest of Work Cayman, respectively. Certain third parties, as strategic investors, acquired 45% equity shares of the PRC subsidiaries at fair value from Baiming Yu and Liwei Zhang. In exchange, Work Cayman issued the remainder of its 45% Ordinary Shares at par value $1.00 per share to these strategic investors on the day of its incorporation.

●	on March 15, 2022, Work Medical Technology Group Limited (“Work BVI”) was incorporated in the British Virgin Islands as a wholly owned subsidiary of the Company;

●	on April 19, 2022, Work Medical Technology Group (China) Limited (“Work Medical Technology” or “Work HK”) was incorporated in Hong Kong as a wholly owned subsidiary of Work BVI;

●	on April 28, 2022, Work Age (Hangzhou) Medical Treatment Technology Co., Ltd. (“WFOE” or “Work Age”) was established as a wholly owned subsidiary of Work HK in the PRC; and

●	on May 6, 2022, WFOE acquired 100% equity interest of Work Hangzhou.

On February 21, 2022, Hangzhou Shanyou entered into a share purchase agreement to purchase 60% equity shares of Hangzhou Hanshi Medical Equipment Co., Ltd. (“Hangzhou Hanshi”) from Baiming Yu. Since both Hangzhou Shanyou and Hangzhou Hanshi are under the common control immediately before and after the merger, this transaction was accounted for as a common control merger using merger accounting as if the Reorganization had been consummated at the beginning of the earliest period presented, and no gain or loss was recognized. All the assets and liabilities of Hangzhou Hanshi are recorded at carrying value.

Immediately before and after share issuances and transfer of Work Cayman, Work Hangzhou acquired Hangzhou Shanyou, and WFOE acquired Work Hangzhou. The ultimate shareholders in these entities, who are Baiming Yu and his spouse, Liwei Zhang, did not change. Accordingly, the Reorganization has been treated as a corporate restructuring of entities under common control. Thus, the current capital structure has been retroactively presented in prior periods as if such structure existed at that time, and the entities are presented on a combined basis for all periods to which such entities were under common control. Thus, the results of these subsidiaries are included in the financial statements for years ended September 30, 2024 and 2023. The discussion and presentation of financial statements herein assumes the completion of the Reorganization, which is accounted for retroactively as if it occurred on October 1, 2019, and the equity has been restated to reflect the change, as well.

The consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Date of Incorporation	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
Work BVI	March 15, 2022	BVI	100%	Investment holding
Work Medical Technology	April 19, 2022	Hong Kong	100%	Investment holding
WFOE	April 28, 2022	PRC	100%	Investment holding
Work Hangzhou	November 10, 2021	PRC	100%	Investment holding
Hangzhou Shanyou	April 29, 2002	PRC	95%	Produce and sale of medical consumables
Hangzhou Hanshi	July 22, 2019	PRC	60% owned by Hangzhou Shanyou	Sale of medical consumables
Shanghai Saitumofei Medical Treatment Technology Co., Ltd. (“Shanghai Saitumofei”)*	May 15, 2019	PRC	44.2017% as of September 30, 2024; 51% as of September 30, 2023	Sale of medical consumable
Hunan Saitumofei Medical Treatment Technology Co., Ltd (“Hunan Saitumofei”)*	April 02, 2022	PRC	100% owned by Shanghai Saitumofei	Sale of medical consumables
Hangzhou Woli Medical Treatment Technology Co., Ltd (“Hangzhou Woli”)	July 22, 2022	PRC	100%	Sale of medical consumables
Shanghai Chuqiang Medical Equipment Co., Ltd. (“Shanghai Chuqiang”)	March 12, 2018	PRC	100% owned by Hangzhou Shanyou	Sale of medical consumables
Hangzhou Youshunhe Technology Co., Ltd. (“Hangzhou Youshunhe”)	February 27, 2023	PRC	51% owned by Hangzhou Shanyou	Sale of medical consumables
Huangshan Saitumofei Medical Treatment Technology*	April 30, 2024	PRC	100% owned by Shanghai Saitumofei	Research and development

*	On May 24, 2024, the original shareholders of Shanghai Saitumofei (“Original shareholders”) signed a Capital injection Agreement with a new shareholder, Tunxi District Huangshan City Leading Industry Incubation Fund Ltd. (“Huangshan Fund”). According to the agreement, the Huangshan Fund intends to invest RMB20 million in cash to acquire a corresponding 13.33% shares in Shanghai Saitumofei. Following the capital injection of Huangshan Fund, the Group’s ownership interest of Shanghai Saitumofei was diluted to 44.2017%. While also on May 24, 2024, the Original shareholders signed a Concerted Action Agreement to ensure that the Group’s majority voting rights (collectively 86.67%) in Shanghai Saitumofei, therefore, the Group is still required to consolidate Shanghai Saitumofei in the reporting entity in the scope of ASC 810 Consolidation.